Other liabilities - Sensitivity (Details) - Payment protection insurance - GBP (£)	12 Months Ended
	Dec. 31, 2019	Aug. 29, 2019
Disclosure of financial liabilities
Claims received		£ 4,900,000
Average redress
Disclosure of financial liabilities
Claims processed	£ 1,631
Claims still to process	1,552
Average redress | Minimum
Disclosure of financial liabilities
Change in assumption	(150)
Average redress | Estimated change in provision | Minimum
Disclosure of financial liabilities
Consequential change in provisions	£ (73,000,000)
No PPI %
Disclosure of financial liabilities
Claims processed (as a percent)	28.00%
Claims still to process (as a percent)	60.00%
No PPI % | Minimum
Disclosure of financial liabilities
Change in assumption (as a percent)	(3.00%)
No PPI % | Estimated change in provision | Minimum
Disclosure of financial liabilities
Consequential change in provisions	£ (13,000,000)
Uphold rate
Disclosure of financial liabilities
Claims processed (as a percent)	85.00%
Claims still to process (as a percent)	94.00%
Uphold rate | Minimum
Disclosure of financial liabilities
Change in assumption (as a percent)	(2.00%)
Uphold rate | Estimated change in provision | Minimum
Disclosure of financial liabilities
Consequential change in provisions	£ (16,000,000)